Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease receivables	$ 14,210	$ 18,114
Residual asset values	3,810	4,208
Unearned income	(1,933)	(2,491)
Lease financing	16,087	19,831
Leasing Activity Disclosures Textual [Abstract]
Net investment in financing and sales-type leases, lessor	1,700	1,900
Operating lease assets (lessor)	7,391	8,221
Accumulated depreciation, operating lease assets, lessor	3,100	3,100
Depreciation, operating lease assets, lessor	$ 755	$ 848